FAIR VALUE DISCLOSURES	12 Months Ended
Dec. 31, 2014
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
NOTE 21 – FAIR VALUE DISCLOSURES

FASB ASC topic 820 defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. FASB ASC topic 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Valuation is based upon quoted prices for identical instruments traded in active markets. Level 1 instruments include securities traded on active exchange markets, such as the New York Stock Exchange, as well as U.S. Treasury securities that are traded by dealers or brokers in active over-the-counter markets.

Level 2:  Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market. Level 2 instruments include securities traded in less active dealer or broker markets.

Level 3:  Valuation is generated from model-based techniques that use at least one significant assumption not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

We used the following methods and significant assumptions to estimate fair value:

Securities:  Where quoted market prices are available in an active market, securities (trading or available for sale) are classified as Level 1 of the valuation hierarchy.  Level 1 securities include certain preferred stocks included in our trading portfolio for which there are quoted prices in active markets.  If quoted market prices are not available for the specific security, then fair values are estimated by (1) using quoted market prices of securities with similar characteristics, (2) matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted prices, or (3) a discounted cash flow analysis whose significant fair value inputs can generally be verified and do not typically involve judgment by management. These securities are classified as Level 2 of the valuation hierarchy and include agency securities, private label residential mortgage-backed securities, other asset backed securities, municipal securities, trust preferred securities and corporate securities.

Loans held for sale:  The fair value of mortgage loans held for sale is based on mortgage backed security pricing for comparable assets (recurring Level 2).

Impaired loans with specific loss allocations based on collateral value:  From time to time, certain loans are considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. We measure our investment in an impaired loan based on one of three methods: the loan’s observable market price, the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. Those impaired loans not requiring an allowance represent loans for which the fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2014 and 2013, all of our total impaired loans were evaluated based on either the fair value of the collateral or the present value of expected future cash flows discounted at the loan’s effective interest rate. When the fair value of the collateral is based on an appraised value or when an appraised value is not available we record the impaired loan as nonrecurring Level 3.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and thus will typically result in a Level 3 classification of the inputs for determining fair value.

Other real estate:  At the time of acquisition, other real estate is recorded at fair value, less estimated costs to sell, which becomes the property’s new basis. Subsequent write-downs to reflect declines in value since the time of acquisition may occur from time to time and are recorded in net (gains) losses on other real estate and repossessed assets in the Consolidated Statements of Operations. The fair value of the property used at and subsequent to the time of acquisition is typically determined by a third party appraisal of the property.  These appraisals may utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments can be significant and typically result in a Level 3 classification of the inputs for determining fair value.

Appraisals for both collateral-dependent impaired loans and other real estate owned are performed by certified general appraisers (for commercial properties) or certified residential appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by us.  Once received, an independent third party (for commercial properties over $0.25 million) or a member of our Collateral Evaluation Department (for commercial properties under $0.25 million) or a member of our Special Assets Group (for retail properties) reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics.   We compare the actual selling price of collateral that has been sold to the most recent appraised value of our properties to determine what additional adjustment, if any, should be made to the appraisal value to arrive at fair value.  For commercial and retail properties we typically discount an appraisal to account for various factors that the appraisal excludes in its assumptions.  These additional discounts generally do not result in material adjustments to the appraised value.  In addition, we will adjust the appraised values for expected liquidation costs including sales commissions and transfer taxes.

Capitalized mortgage loan servicing rights:  The fair value of capitalized mortgage loan servicing rights is based on a valuation model used by an independent third party that calculates the present value of estimated net servicing income. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income. Certain model assumptions are generally unobservable and are based upon the best information available including data relating to our own servicing portfolio, reviews of mortgage servicing assumption and valuation surveys and input from various mortgage servicers and, therefore, are recorded as nonrecurring Level 3.  Management evaluates the third party valuation for reasonableness each quarter as part of our financial reporting control processes.

Derivatives:  The fair value of rate-lock mortgage loan commitments and mandatory commitments to sell mortgage loans is based on mortgage backed security pricing for comparable assets (recurring Level 2).  The fair value of interest rate swap agreements is based on a discounted cash flow analysis whose significant fair value inputs can generally be observed in the market place and do not typically involve judgment by management (recurring Level 2).

Assets and liabilities measured at fair value, including financial assets for which we have elected the fair value option, were as follows:

		Fair Value Measurements Using
		Quoted
		Prices
		in Active
		Markets	Significant	Significant
		for	Other	Un-
	Fair Value	Identical	Observable	observable
	Measure-	Assets	Inputs	Inputs
	ments	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2014:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$203	$203	$-	$-
Securities available for sale
U.S. agency	35,006	-	35,006	-
U.S. agency residential mortgage-backed	257,558	-	257,558	-
U.S. agency commercial mortgage-backed	33,728	-	33,728	-
Private label residential mortgage-backed	6,013	-	6,013	-
Other asset backed	32,353	-	32,353	-
Obligations of states and political subdivisions	143,415	-	143,415	-
Corporate	22,664	-	22,664	-
Trust preferred	2,441	-	2,441	-
Loans held for sale	23,662	-	23,662	-
Derivatives (1)	619	-	619	-
Liabilities
Derivatives (2)	366	-	366	-

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	9,197	-	-	9,197
Impaired loans (4)
Commercial
Income producing - real estate	869	-	-	869
Land, land development & construction-real estate	354	-	-	354
Commercial and industrial	2,601	-	-	2,601
Mortgage
1-4 Family	1,306	-	-	1,306
Other real estate (5)
Commercial
Income producing - real estate	479	-	-	479
Land, land development & construction-real estate	737	-	-	737
Mortgage
1-4 Family	102	-	-	102
Resort Lending	575	-	-	575
Installment
Home equity - 1st lien	13	-	-	13

___________________
(1) Included in accrued income and other assets
(2) Included in accrued expenses and other liabilities
(3) Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4) Only includes impaired loans with specific loss allocations based on collateral value.
(5) Only includes other real estate with subsequent write downs to fair value.

		Fair Value Measurements Using
		Quoted
		Prices
		in Active
		Markets	Significant	Significant
		for	Other	Un-
	Fair Value	Identical	Observable	observable
	Measure-	Assets	Inputs	Inputs
	ments	(Level 1)	(Level 2)	(Level 3)
	(In thousands)
December 31, 2013:
Measured at Fair Value on a Recurring Basis:
Assets
Trading securities	$498	$498	$-	$-
Securities available for sale
U.S. agency	31,808	-	31,808	-
U.S. agency residential mortgage-backed	203,460	-	203,460	-
Private label residential mortgage-backed	6,788	-	6,788	-
Other asset backed	45,185	-	45,185	-
Obligations of states and political subdivisions	153,678	-	153,678	-
Corporate	19,137	-	19,137	-
Trust preferred	2,425	-	2,425	-
Loans held for sale	20,390	-	20,390	-
Derivatives (1)	494	-	494	-
Liabilities
Derivatives (2)	-	-	-	-

Measured at Fair Value on a Non-recurring basis:
Assets
Capitalized mortgage loan servicing rights (3)	7,773	-	-	7,773
Impaired loans (4)
Commercial
Income producing - real estate	1,997	-	-	1,997
Land, land development & construction-real estate	673	-	-	673
Commercial and industrial	2,927	-	-	2,927
Mortgage
1-4 Family	1,455	-	-	1,455
Resort Lending	340	-	-	340
Other real estate (5)
Commercial
Income producing - real estate	559	-	-	559
Land, land development & construction-real estate	1,047	-	-	1,047
Mortgage
1-4 Family	337	-	-	337
Resort Lending	1,257	-	-	1,257
Installment
Home equity - 1st lien	29	-	-	29
Payment plan receivables
Full refund/partial refund	2,668	-	-	2,668

_____________________
(1) Included in accrued income and other assets
(2) Included in accrued expenses and other liabilities
(3) Only includes servicing rights that are carried at fair value due to recognition of a valuation allowance.
(4) Only includes impaired loans with specific loss allocations based on collateral value.
(5) Only includes other real estate with subsequent write downs to fair value.

There were no transfers between Level 1 and Level 2 during the years ended December 31, 2014 and 2013.

Changes in fair values of financial assets for which we have elected the fair value option for the years ended December 31 were as follows:

			Total
			Change
			in Fair
			Values
			Included
	Net Gains (Losses)		in Current
	on Assets		Period
	Securities	Loans	Earnings
	(In thousands)

2014
Trading securities	$(295)	$-	$(295)
Loans held for sale	-	258	258

2013
Trading securities	$388	$-	$388
Loans held for sale	-	(1,477)	(1,477)

2012
Trading securities	$33	$-	$33
Loans held for sale	-	440	440

For those items measured at fair value pursuant to our election of the fair value option, interest income is recorded within the Consolidated Statements of Operations based on the contractual amount of interest income earned on these financial assets and dividend income is recorded based on cash dividends.

The following represent impairment charges recognized during the years ended December 31, 2014, 2013 and 2012 relating to assets measured at fair value on a non-recurring basis:

•	Capitalized mortgage loan servicing rights, whose individual strata are measured at fair value, had a carrying amount of $9.2 million, which is net of a valuation allowance of $3.8 million, at December 31, 2014, and had a carrying amount of $7.8 million, which is net of a valuation allowance of $2.9 million, at December 31, 2013. A recovery (charge) of $(0.9) million, $3.2 million and $0.5 million was included in our results of operations for the years ending December 31, 2014, 2013 and 2012, respectively.
●	Loans which are measured for impairment using the fair value of collateral for collateral dependent loans had a carrying amount of $8.2 million, with a valuation allowance of $3.1 million at December 31, 2014, and had a carrying amount of $10.8 million, with a valuation allowance of $3.4 million at December 31, 2013. An additional provision for loan losses relating to impaired loans of $2.1 million, $1.5 million and $2.0 million was included in our results of operations for the years ending December 31, 2014, 2013 and 2012, respectively.
•	Other real estate, which is measured using the fair value of the property, had a carrying amount of $1.9 million which is net of a valuation allowance of $2.5 million at December 31, 2014, and a carrying amount of $5.9 million, which is net of a valuation allowance of $4.0 million, at December 31, 2013. An additional charge relating to ORE measured at fair value of $0.3 million, $1.6 million and $1.5 million was included in our results of operations during the years ended December 31, 2014, 2013 and 2012, respectively.

A reconciliation for all liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31 follows:

	(Liability)
	Amended Warrant
	2014	2013
	(In thousands)
Beginning balance	$-	$(459)
Total gains (losses) realized and unrealized:
Included in results of operations	-	(1,025)
Included in other comprehensive income	-	-
Purchases, issuances, settlements, maturities and calls	-	-
Reclassification to shareholders' equity	-	1,484
Transfers in and/or out of Level 3	-	-
Ending balance	$-	$-

Amount of total gains (losses) for the year included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at December 31	$-	$-

Because of certain anti-dilution features included in the Amended Warrant, it was not considered to be indexed to our common stock and was therefore accounted for as a derivative instrument (see note #16). Any change in value of this warrant was recorded in other income in our Consolidated Statements of Operations.  However, the anti-dilution features in the Amended Warrant which caused it to be accounted for as a derivative and included in accrued expenses and other liabilities expired on April 16, 2013.  As a result, the Amended Warrant was reclassified into shareholders’ equity on that date at its then fair value which totaled $1.5 million.  During the third quarter of 2013, we repurchased the Amended Warrant from the UST (see note #12).

Quantitative information about Level 3 fair value measurements measured on a non-recurring basis follows:

	Asset
	(Liability)
	Fair	Valuation	Unobservable	Weighted
	Value	Technique	Inputs	Average
	(In thousands)
2014
Capitalized mortgage loan servicing rights	$9,197	Present value of net servicing revenue	Discount rate	10.07%
			Cost to service	$82
			Ancillary income	25
			Float rate	1.77%
Impaired loans Commercial (1)	2,751	Sales comparison approach	Adjustment for differences between comparable sales	(3.8)%
		Income approach	Capitalization rate	9.3
Mortgage	1,306	Sales comparison approach	Adjustment for differences between comparable sales	8.6
Other real estate Commercial	1,216	Sales comparison approach	Adjustment for differences between comparable sales	(9.0)
Mortgage and installment	690	Sales comparison approach	Adjustment for differences between comparable sales	34.3
2013
Capitalized mortgage loan servicing rights	$7,773	Present value of net servicing revenue	Discount rate	10.09%
			Cost to service	$81
			Ancillary income	29
			Float rate	1.79%
Impaired loans Commercial	5,597	Sales comparison approach	Adjustment for differences between comparable sales	(1.9)%
		Income approach	Capitalization rate	9.3
Mortgage	1,795	Sales comparison approach	Adjustment for differences between comparable sales	3.2
Other real estate Commercial	1,606	Sales comparison approach	Adjustment for differences between comparable sales	(5.7)
Mortgage and installment	1,623	Sales comparison approach	Adjustment for differences between comparable sales	55.7
Payment plan receivables	2,668	Sales comparison approach	Adjustment for differences between comparable sales	10.4
_____________________
(1) In addition to the valuation techniques and unobservable inputs discussed above, at December 31, 2014 we had an impaired collateral dependent commercial relationship that totaled $1.1 million that was primarily secured by collateral other than real estate.  Collateral securing this relationship primarily included machinery and equipment, accounts receivable, inventory and company stock.  Valuation techniques included discounting cost and financial statement value approaches based on estimates of value recovery of each particular asset type.  Discount rates used ranged from 35% to 100% of stated values.

The following table reflects the difference between the aggregate fair value and the aggregate remaining contractual principal balance outstanding for loans held for sale for which the fair value option has been elected at December 31.

	Aggregate		Contractual
	Fair Value	Difference	Principal
	(In thousands)
Loans held for sale
2014	$23,662	$624	$23,038
2013	20,390	366	20,024
2012	47,487	1,843	45,644